Consolidated Statements of Operations - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 13, 2019	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue					$ 48,412,000	$ 22,610,000
Operating expenses:
Cost of goods sold					28,703,000	13,042,000
Research and development					58,117,000	22,013,000
Selling, general, and administrative					36,384,000	6,796,000
Total operating expenses					123,204,000	41,851,000
Loss from operations					(74,792,000)	(19,241,000)
Other income (expense), net:
Interest income					49,000	25,000
Interest expense					(1,239,000)	(2,193,000)
Gain (loss) from change in fair value of SAFEs					21,600,000	(76,935,000)
Gain (loss) from change in fair value of warrants					(26,060,000)
Gain (loss) from change in fair value of earn-out liabilities					(38,838,000)	(220,000)
Gain (loss) from extinguishment of debt					304,000
Other income (expense)					42,000	229,000
Total other expense, net					(44,142,000)	(79,094,000)
Net loss before income taxes					(118,934,000)	(98,335,000)
Income tax benefit (provision)					327,000	(29,000)
Net (loss) income					(118,607,000)	(98,364,000)
Less: Net loss attributable to noncontrolling interest					(30,563,000)	(866,000)
Net loss attributable to indie Semiconductor, Inc.					(88,044,000)	(97,498,000)
Net loss attributable to common shares – basic					(88,044,000)	(97,498,000)
Net loss attributable to common shares – diluted					$ (88,044,000)	$ (97,498,000)
Net loss per share attributable to common shares – basic (in Dollars per share)					$ (1.26)	$ (3.12)
Net loss per share attributable to common shares – diluted (in Dollars per share)					$ (1.26)	$ (3.12)
Weighted average common shares outstanding – basic (in Shares)	[1]				70,012,112	31,244,414
Weighted average common shares outstanding – diluted (in Shares)	[1]				70,012,112	31,244,414
Weighted average shares outstanding, basic and diluted (in Shares)	[1]				70,012,112	31,244,414
Basic and diluted net income loss per ordinary share (in Dollars per share)					$ (1.26)	$ (3.12)
Thunder Bridge Acquisition II, Ltd.[Member]
Operating expenses:
Operating expenses		$ 1,067,923	$ 238,547
Loss from operations		(1,067,923)	(238,547)	$ (379,352)		$ (1,620,837)
Other income (expense), net:
Interest income		8,621	2,017,548	2,460,851		2,122,286
Change in fair value of warrant liability		39,566,826	5,000,031	1,538,409		(73,794,379)
Net (loss) income		$ 38,507,524	$ 6,779,032	$ 3,619,908		$ (73,292,930)
Net loss per share attributable to common shares – basic (in Dollars per share)		$ 4.46	$ 0.58	$ 0.14		$ (8.74)
Weighted average common shares outstanding – diluted (in Shares)	[2]	8,625,000	8,625,000	8,437,500		8,625,000
Weighted average shares outstanding, basic and diluted (in Shares)	[2]	8,625,000	8,625,000	8,437,500		8,625,000
Basic and diluted net income loss per ordinary share (in Dollars per share)		$ 4.46	$ 0.58	$ 0.14		$ (8.74)
Formation costs and other operating expenses				$ 379,352		$ 1,620,837
Product revenue
Revenue:
Total revenue					$ 43,796,000	19,488,000
Contract revenue
Revenue:
Total revenue					$ 4,616,000	$ 3,122,000

[1]	Retroactively restated to give effect to the reverse recapitalization.
[2]	excludes an aggregate of up to 34,500,000 and 34,500,000 shares subject to redemption at December 31, 2020 and 2019, respectively (See Note 7).